Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Narrative) (Details Narrative) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2024 USD ($)	Apr. 30, 2024 CAD ($)	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2025 USD ($)
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Commitment to fund private equity investments			$ 617,000,000		$ 594,000,000
Restructuring charges			686,000,000		566,000,000
Securities And Exchange Commission And Commodity Futures Trading Commission [Member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Litigation settlement amount settled with counter party	$ 124.5
Civil Matter [Member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Litigation settlement amount settled with counter party		$ 274,000,000
Department Of Justice, Criminal Division, Money Laundering And Asset Recovery Section And The United States Attorney's Office For The District Of New Jersey [Member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Litigation settlement amount settled with counter party			$ 4,233,000,000	$ 3,088.0
Prohibition against average combined total assets of subsidiaries						$ 434,000.0
Percent of limit deduction, if subsidiary does not meet deadline			7.00%			7.00%
TDS-US, Deferred Prosecution Agreement [Member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Litigation settlement amount settled with counter party				15.5
TDS-US, Deferred Prosecution Agreement [Member] | Securities and Exchange Commission [Member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Litigation settlement amount settled with counter party				7.0
TDS-US, Deferred Prosecution Agreement [Member] | Financial Industry Regulatory Authority [Member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Litigation settlement amount settled with counter party				6.0
Rotstain v Trustmark National Bank, et al. [Member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Amount on Ponzi scheme				7,200.0
Litigation settlement amount settled with counter party				$ 1,205.0
Litigation and other provision [member] | Bottom of range [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Bank's reasonable possible losses			$ 0		0
Litigation and other provision [member] | Top of range [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Bank's reasonable possible losses			440,700,000		625,000,000
Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Operating lease commitments annual payment			833,000,000		829,000,000
Paid for short-term and low-value asset leases			7,000,000		$ 19,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 4 years to 5 years [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand			482,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 5 years [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand			5,490,000,000
Premises and equipment under long-term non-cancellable leases [member] | Within 1 year [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand			31,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 1 year to 2 years [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand			128,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 2 years to 3 years [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand			186,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 3 years to 4 years [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand			$ 359,000,000